FLOW THROUGH LIABILITIES (Details Narrative) - Canadian Investors [Member] CAD in Thousands, $ in Thousands		1 Months Ended
	Apr. 30, 2016 USD ($)	Nov. 30, 2010 CAD shares
Number of shares issued upon flow-through | shares		8,337,000
Reversed flow-through expenditures | $	$ 587
CAD
Number of shares issued upon flow-through,value		CAD 2,501
Minimum flow-through expenditures		CAD 1,470